UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust

(Exact name of registrant as specified in charter)

6803 S. Tucson Way

Centennial, Colorado 80112-3924

(Address of principal executive offices)(zip code)

Cynthia Lo Besette

OFI SteelPath, Inc.

225 Liberty Street

New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1. Statements of Investments.

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 88.1%
Diversified—10.5%
Enterprise Products Partners LP	9,265,273	$264,986,808
Gathering/Processing—13.2%
Antero Midstream GP LP	3,691,225	62,344,790
Targa Resources Corp.	3,178,227	175,024,961
USA Compression Partners LP	3,197,497	52,822,651
Western Gas Partners LP	926,078	45,238,910
Total Gathering/Processing		335,431,312
Natural Gas Pipelines—25.7%
Energy Transfer Equity LP	12,995,337	227,418,398
EQT Midstream Partners LP	2,263,344	129,372,743
Tallgrass Energy LP1	7,423,599	182,546,299
TC PipeLines LP1	3,313,464	110,669,698
Total Natural Gas Pipelines		650,007,138
Other Energy—2.1%
Westlake Chemical Partners LP1	2,073,802	53,089,331
Petroleum Transportation—36.6%
Buckeye Partners LP	3,455,035	121,824,534
Energy Transfer Partners LP	13,320,562	300,378,673
Magellan Midstream Partners LP	2,525,425	172,360,256
MPLX LP	5,458,604	193,616,684
Phillips 66 Partners LP	1,227,706	63,177,751
Plains All American Pipeline LP	1,246,904	32,569,133
Plains GP Holdings LP, Class A	1,137,639	29,328,333
Sunoco LP	445,360	12,064,802
Total Petroleum Transportation		925,320,166
Total MLP Investments and Related Entities
(identified cost $2,034,571,114)		2,228,834,755
Common Stocks — 9.8%
Diversified—9.8%
Williams Cos., Inc.	8,379,903	247,961,330
Total Common Stocks
(identified cost $267,575,980)		247,961,330
Short-Term Investments—0.0%
Money Market—0.0%
Fidelity Treasury Portfolio, Institutional Class, 1.814%	1,371,549	1,371,549
Total Short-Term Investments
(identified cost $1,371,549)		1,371,549
Total Investments — 97.9%
(identified cost $2,303,518,643)		2,478,167,634
Other Assets in Excess of Liabilities — 2.1%		52,434,915
Net Assets — 100%		2,530,602,549

OPPENHEIMER STEELPATH MLP ALPHA FUND 1

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2018, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares August 31, 2018
MLP Investments and Related Entities
Tallgrass Energy LP i, ii, iii	5,451,112	3,179,617	(1,207,130)	7,423,599
TC Pipelines LP [i]	3,320,336	1,117,780	(1,124,652)	3,313,464
Westlake Chemical Partners LP	2,687,407	50,520	(664,125)	2,073,802

		Distributions and Dividends
	Value August 31, 2018	Return of Capital	Capital Gains	Income	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)
MLP Investments and Related Entities
Tallgrass Energy LP i, iii	$182,546,299	$8,792,765	$-	$-	$2,251,857	$24,363,336
TC Pipelines LP [i]	110,669,698	8,092,200	-	-	(14,909,140)	(45,287,723)
Westlake Chemical Partners LP	53,089,331	2,723,951	-	-	2,072,640	9,055,855
	$346,305,328	$19,608,916	$-	$-	$(10,584,643)	$(11,868,532)

i.	Is not an affiliate as of August 31, 2018. Was an affiliate during period ended August 31, 2018.
ii.	Name changed from Tallgrass Energy GP LP effective July 2, 2018.
iii.	Tallgrass Energy GP LP merged with Tallgrass Energy Partners LP effective June 30, 2018.

See accompanying Notes.

2 OPPENHEIMER STEELPATH MLP ALPHA FUND

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 117.3%
Diversified—13.8%
Enterprise Products Partners LP1	1,064,254	$30,437,664
Gathering/Processing—17.7%
Antero Midstream GP LP1	430,241	7,266,771
Targa Resources Corp.[1]	369,675	20,358,002
USA Compression Partners LP	367,177	6,065,764
Western Gas Partners LP1	107,802	5,266,128
Total Gathering/Processing		38,956,665
Natural Gas Pipelines—34.4%
Energy Transfer Equity LP1	1,513,290	26,482,575
EQT Midstream Partners LP1	263,896	15,084,295
Tallgrass Energy LP1	864,163	21,249,768
TC PipeLines LP1	385,712	12,882,781
Total Natural Gas Pipelines		75,699,419
Other Energy—2.8%
Westlake Chemical Partners LP1	241,406	6,179,994
Petroleum Transportation—48.6%
Buckeye Partners LP1	402,305	14,185,274
Energy Transfer Partners LP1	1,531,582	34,537,163
Magellan Midstream Partners LP1	289,201	19,737,968
MPLX LP1	635,084	22,526,430
Phillips 66 Partners LP1	142,977	7,357,596
Plains All American Pipeline LP1	145,257	3,794,113
Plains GP Holdings LP, Class A1	132,581	3,417,938
Sunoco LP	51,010	1,381,861
Total Petroleum Transportation		106,938,343
Total MLP Investments and Related Entities
(identified cost $241,586,259)		258,212,085
Common Stocks — 13.1%
Diversified—13.1%
Williams Cos., Inc.[1]	975,327	28,859,926
Total Common Stocks
(identified cost $30,004,921)		28,859,926
Total Investments — 130.4%
(identified cost $271,591,180)		287,072,011
Liabilities in Excess of Other Assets — (30.4)%		(66,911,402)
Net Assets — 100%		$220,160,609

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND 3

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LP — Limited Partnership

1.	As of August 31, 2018, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $163,118,510 as of August 31, 2018. The loan agreement requires continuous collateral whether the loan has a balance or not.

See accompanying Notes.

 4 OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 92.8%
Gathering/Processing—24.4%
American Midstream Partners LP1	6,227,012	$38,607,474
Archrock, Inc.	3,750,064	47,438,310
Crestwood Equity Partners LP1	2,704,639	101,694,426
CSI Compressco LP1	3,646,460	21,550,579
DCP Midstream LP	2,269,752	93,536,480
EnLink Midstream Partners LP	10,660,521	189,757,274
Sanchez Midstream Partners LP1	1,758,705	16,268,021
Summit Midstream Partners LP1	6,865,830	110,883,154
Targa Resources Corp.	745,910	41,077,264
USA Compression Partners LP1	11,468,415	189,458,216
Total Gathering/Processing		850,271,198
Natural Gas Pipelines—9.0%
Tallgrass Energy LP	6,336,000	155,802,240
TC PipeLines LP1	4,716,646	157,535,976
Total Natural Gas Pipelines		313,338,216
Petroleum Transportation—52.2%
Blueknight Energy Partners LP1	2,140,334	5,243,818
Buckeye Partners LP	4,152,603	146,420,782
CrossAmerica Partners LP1	4,081,608	73,999,553
Delek Logistics Partners LP	453,843	14,500,284
Enbridge Energy Partners LP	9,231,218	103,943,515
Energy Transfer Partners LP	18,929,191	426,853,257
Genesis Energy LP1	8,665,274	207,360,007
Global Partners LP1	3,381,379	63,062,718
Holly Energy Partners LP	1,321,964	38,284,077
Martin Midstream Partners LP1	6,972,781	79,141,064
NGL Energy Partners LP1	11,664,586	132,976,280
NuStar Energy LP1	7,425,269	205,531,446
PBF Logistics LP	985,940	21,049,819
Sprague Resources LP1	1,635,016	41,365,905
Sunoco LP1	9,339,784	253,014,749
USD Partners LP	744,575	7,334,064
Total Petroleum Transportation		1,820,081,338
Propane—2.5%
AmeriGas Partners LP	338,758	13,262,376
Suburban Propane Partners LP1	3,343,401	75,560,862
Total Propane		88,823,238
Shipping—4.7%
GasLog Partners LP2	1,165,291	28,316,571
Golar LNG Partners LP1,2	3,754,823	50,765,207
Hoegh LNG Partners LP2	484,142	9,174,491
KNOT Offshore Partners LP1,2	1,788,152	38,534,676
Teekay LNG Partners LP2	2,414,935	38,035,226
Teekay Offshore Partners LP2	440,043	998,898
Total Shipping		165,825,069
Total MLP Investments and Related Entities
(identified cost $3,291,045,300)		3,238,339,059
Common Stocks — 0.9%
Petroleum Transportation—0.9%
Enbridge Energy Management LLC[3]	2,879,220	31,239,539
Total Common Stocks
(identified cost $53,769,399)		31,239,539

OPPENHEIMER STEELPATH MLP INCOME FUND 5

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

Description	Shares	Value
Preferred MLP Investments and Related Entities—2.5%
Gathering/Processing—1.1%
Crestwood Equity Partners LP, 9.25%[1,4]	2,867,201	$27,955,210
CSI Compressco LP - Series A, 11%[1,4,5,6]	719,966	9,301,959
Total Gathering/Processing		37,257,169
Petroleum Transportation—1.0%
Blueknight Energy Partners LP, 11%[1]	799,993	5,335,953
GPM Petroleum LP, 10%[1,4,6]	1,500,000	30,270,000
Total Petroleum Transportation		35,605,953
Shipping—0.4%
Teekay Offshore Partners LP, 7.25%[2]	592,198	13,419,207
Total Preferred MLP Investments and Related Entities
(identified cost $68,050,633)		86,282,329
Short-Term Investments—0.5%
Money Market—0.5%
Fidelity Treasury Portfolio, Institutional Class, 1.814%	17,764,919	17,764,919
Total Short-Term Investments
(identified cost $17,764,919)		17,764,919
Total Investments — 96.7%
(identified cost $3,430,630,251)		3,373,625,846
Other Assets in Excess of Liabilities — 3.3%		115,693,408
Net Assets — 100%		$3,489,319,254

6 OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited (Continued)

Footnotes to Statement of Investments

LLC — Limited Liability Company

LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2018, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares August 31, 2018
MLP Investments and Related Entities
American Midstream Partners LP	6,057,986	220,626	(51,600)	6,227,012
Arc Logistic Partners LP [i]	1,896,477	-	(1,896,477)	-
Archrock Partners LP [i]	5,367,394	-	(5,367,394)	-
Blueknight Energy Partners LP	2,007,434	150,000	(17,100)	2,140,334
Crestwood Equity Partners LP	5,297,451	-	(2,592,812)	2,704,639
CrossAmerica Partners LP	2,301,394	1,799,914	(19,700)	4,081,608
CSI Compressco LP	2,624,674	1,043,686	(21,900)	3,646,460
Genesis Energy LP	7,374,500	1,353,774	(63,000)	8,665,274
Global Partners LP	2,946,378	460,101	(25,100)	3,381,379
Golar LNG Partners LP	3,686,241	100,000	(31,418)	3,754,823
KNOT Offshore Partners LP	1,803,652	-	(15,500)	1,788,152
Martin Midstream Partners LP	6,406,253	621,148	(54,620)	6,972,781
NGL Energy Partners LP	10,050,472	1,700,000	(85,886)	11,664,586
NuStar Energy LP [i]	5,540,776	1,931,755	(47,262)	7,425,269
Sanchez Midstream Partners LP	1,773,905	-	(15,200)	1,758,705
Sprague Resources LP	1,649,116	-	(14,100)	1,635,016
Suburban Propane Partners LP	2,801,658	950,000	(408,257)	3,343,401
Summit Midstream Partners LP	6,118,030	800,000	(52,200)	6,865,830
Sunoco LP	9,218,350	200,000	(78,566)	9,339,784
TC Pipelines LP	1,984,746	2,884,897	(152,997)	4,716,646
USA Compression Partners LP	6,498,263	5,025,652	(55,500)	11,468,415
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	801,393	-	(1,400)	799,993
Crestwood Equity Partners LP - Preferred	2,867,201	-	-	2,867,201
CSI Compressco LP - Preferred	1,181,904	61,147	(523,085)	719,966
GPM Petroleum LP - Preferred ii	1,500,000	-	-	1,500,000

		Distributions and Dividends
	Value					Change in
	August 31, 2018	Return of Capital	Capital Gains	Income	Realized Gain/(Loss)	Unrealized Gain/(Loss)
MLP Investments and Related Entities
American Midstream Partners LP	$38,607,474	$3,669,543	$1,927,730	$-	$(68,398)	$(31,863,490)
Arc Logistic Partners LP [i]	-	-	-	-	6,884,280	(6,753,133)
Archrock Partners LP [i]	-	1,231,584	285,036	-	(17,308,338)	41,481,164
Blueknight Energy Partners LP	5,243,818	762,924	-	-	(9,193)	(5,064,888)
Crestwood Equity Partners LP	101,694,426	7,895,485	-	-	38,897,594	26,928,278
CrossAmerica Partners LP	73,999,553	5,352,951	-	-	68,214	(8,954,373)
CSI Compressco LP	21,550,579	1,175,950	614,536	-	(108,828)	4,382,475
Genesis Energy LP	207,360,007	13,259,883	-	-	159,766	33,726,794
Global Partners LP	63,062,718	4,075,317	233,020	-	255,053	7,996,811
Golar LNG Partners LP	50,765,207	4,278,663	-	2,053,318	(115,474)	(18,225,615)
KNOT Offshore Partners LP	38,534,676	1,488,708	-	1,300,809	6,452	5,321,806
Martin Midstream Partners LP	79,141,064	9,377,570	199,880	-	24,672	(4,469,870)
NGL Energy Partners LP	132,976,280	12,555,566	-	-	(228,968)	1,120,104
NuStar Energy LP [i]	205,531,446	15,008,280	55,726	-	225,532	7,529,113
Sanchez Midstream Partners LP	16,268,021	2,378,473	-	-	17,438	(371,284)
Sprague Resources LP	41,365,905	3,200,544	-	-	193,922	4,715,751
Suburban Propane Partners LP	75,560,863	5,199,122	-	-	(1,247,227)	469,883
Summit Midstream Partners LP	110,883,155	10,966,046	-	-	(365,582)	(5,821,460)
Sunoco LP	253,014,749	22,799,775	-	-	(186,490)	2,266,965
TC Pipelines LP	157,535,976	6,942,446	-	-	3,646,683	(6,962,040)
USA Compression Partners LP	189,458,216	11,875,536	401,022	-	470,307	2,374,292
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	5,335,953	428,996	-	-	190	(395,356)
Crestwood Equity Partners LP - Preferred	27,955,210	1,815,798	-	-	-	6,604,024
CSI Compressco LP - Preferred	9,301,959	698,910	-	-	-	1,558,677
GPM Petroleum LP - Preferred ii	30,270,000	2,281,740	-	-	-	2,026,740
	$1,935,417,255	$148,719,810	$3,716,950	$3,354,127	$31,211,605	$59,621,368

i	Is not an affiliate as of August 31, 2018. Was an affiliate during the period ended August 31, 2018.
ii.	An affiliate due to the Manager sitting on the board.
iii.	NuStar GP LP Holdings merged with NuStar Energy LP on July 20, 2018.

2.	Foreign security denominated in U.S. dollars.

3.	Non-income producing.

4.	The value of this security was determined using significant unobservable inputs.

5.	Interest of dividend paid in kind, when applicable.

6.	Restricted security. The aggregate value of restricted securities at period end was $39,571,959, which represents 1.1% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
CSI Compressco LP - Preferred	8/8/2016 – 2/13/2018	$6,644,441	$9,301,959	$2,657,518
GPM Petroleum LP - Preferred	1/12/2016	22,425,916	30,270,000	7,844,084

See accompanying Notes.

OPPENHEIMER STEELPATH MLP INCOME FUND 7

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

Description	Shares	Value
MLP Investments and Related Entities — 92.7%
Coal—0.2%
Alliance Resource Partners LP	413,323	$8,307,792
Diversified—4.7%
Enterprise Products Partners LP	5,881,384	168,207,583
Gathering/Processing—20.0%
Antero Midstream GP LP	2,346,275	39,628,585
Antero Midstream Partners LP	1,668,425	48,834,800
Archrock, Inc.[1]	7,089,017	89,676,065
Crestwood Equity Partners LP	1,592,845	59,890,972
CSI Compressco LP	818,809	4,839,161
DCP Midstream LP	2,851,990	117,530,508
Summit Midstream Partners LP	1,978,847	31,958,379
Targa Resources Corp.	2,956,181	162,796,888
USA Compression Partners LP	2,499,267	41,287,891
Western Gas Partners LP	2,406,823	117,573,303
Total Gathering/Processing		714,016,552
Natural Gas Pipelines—19.5%
CNX Midstream Partners LP	1,058,560	20,747,776
Energy Transfer Equity LP	9,653,625	168,938,437
EQT Midstream Partners LP	2,148,136	122,787,454
Tallgrass Energy LP1	8,484,002	208,621,609
TC PipeLines LP1	5,218,017	174,281,768
Total Natural Gas Pipelines		695,377,044
Other Energy—2.4%
Westlake Chemical Partners LP1	3,333,937	85,348,787
Petroleum Transportation—43.4%
Andeavor Logistics LP	951,143	46,206,527
Buckeye Partners LP	3,606,916	127,179,858
Enbridge Energy Partners LP	3,289,585	37,040,727
Energy Transfer Partners LP	9,692,690	218,570,160
Genesis Energy LP1	7,374,701	176,476,595
Global Partners LP	1,043,745	19,465,844
Hess Midstream Partners LP	479,810	10,862,898
Holly Energy Partners LP	5,011,352	145,128,754
Magellan Midstream Partners LP	2,084,229	142,248,629
MPLX LP	4,498,678	159,568,109
NGL Energy Partners LP	4,929,037	56,191,022
NuStar Energy LP	3,976,317	110,064,455
Plains All American Pipeline LP	1,142,650	29,846,018
Plains GP Holdings LP, Class A	1,136,950	29,310,571
Shell Midstream Partners LP	1,819,766	40,708,165
Sunoco LP	4,107,978	111,285,124
TransMontaigne Partners LP1	2,407,221	92,389,142
Total Petroleum Transportation		1,552,542,598

8 OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited (Continued)

Description	Shares	Value
Shipping—2.5%
GasLog Partners LP2	1,269,792	$30,855,946
Golar LNG Partners LP2	1,635,848	22,116,665
Teekay LNG Partners LP2	2,331,730	36,724,747
Teekay Offshore Partners LP2	100,500	228,135
Total Shipping		89,925,493
Total MLP Investments And Related Entities
(identified cost $2,975,545,525)		3,313,725,849
Common Stocks — 6.8%
Diversified—6.8%
ONEOK, Inc.	1,795,024	118,310,032
Williams Cos., Inc.	4,227,304	125,085,925
Total Diversified		243,395,957
Total Common Stocks
(identified cost $230,990,436)		243,395,957
Preferred MLP Investments and Related Entities—2.4%
Gathering/Processing—0.8%
Crestwood Equity Partners LP, 9.25%[4]	2,867,200	27,955,200
Petroleum Transportation—1.6%
Global Partners LP, 9.75%	600,000	15,660,000
GPM Petroleum LP, 10%[1,3,4]	2,000,000	40,360,000
Total Petroleum Transportation		56,020,000
Total Preferred MLP Investments And Related Entities
(identified cost $69,424,318)		83,975,200
Short-Term Investments—0.5%
Money Market—0.5%
Fidelity Treasury Portfolio, Institutional Class, 1.814%	17,352,545	17,352,545
Total Short-Term Investments
(identified cost $17,352,545)		17,352,545
Total Investments — 102.4%
(identified cost $3,293,312,824)		3,658,449,551
Liabilities in Excess of Other Assets — (2.4)%		(85,205,059)
Net Assets — 100%		$3,573,244,492

OPPENHEIMER STEELPATH MLP SELECT 40 FUND 9

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited (Continued)

Footnotes to Statement of Investments

GP — General Partnership

LP — Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2018, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	November 30, 2017	Additions	Reductions	August 31, 2018
MLP Investments and Related Entities
Archrock Inc.	-	7,089,017	-	7,089,017
Genisis Energy, LP	5,171,601	2,285,000	(81,900)	7,374,701
NuStar Energy GP LP i,ii	3,722,772	-	(3,722,772)	-
Rice Midstream Partners LP i,iii	4,286,998	-	(4,286,998)	-
Tallgrass Energy LP i,iv,v	5,397,214	6,234,288	(3,147,500)	8,484,002
TC Pipelines LP	2,537,202	3,734,175	(1,053,360)	5,218,017
TransMontaigne Partners LP	2,310,021	133,000	(35,800)	2,407,221
Westlake Chemical Partners	923,180	2,422,457	(11,700)	3,333,937
Preferred MLP Investments and Related Entities
GPM Petroleum LP - Preferred vi	2,000,000	-	-	2,000,000

		Dividends and Distributions
	Value					Change in
	August 31, 2018	Return of Capital	Capital Gains	Income	Realized Gain/(Loss)	Unrealized Gain/(Loss)
MLP Investments and Related Entities
Archrock Inc.	$89,676,065	$1,360,908	$-	$-	$(121,870)	$12,548,490
Genisis Energy, LP	176,476,595	7,751,764	1,504,795	-	473,386	22,253,105
NuStar Energy GP LP i,ii	-	3,212,251	-	-	(61,829)	32,142,845
Rice Midstream Partners LP i,iii	-	2,520,795	-	-	306,932	(19,494,514)
Tallgrass Energy LP i,iv,v	208,621,609	9,487,677	-	-	(299,780)	24,906,551
TC Pipelines LP	174,281,768	7,479,060	-	-	(25,953,643)	(2,068,590)
TransMontaigne Partners LP	92,389,142	4,113,613	1,386,845	-	472,503	1,951,524
Westlake Chemical Partners	85,348,787	2,520,170	-	-	1,183	(11,001,771)
Preferred MLP Investments and Related Entities						-
GPM Petroleum LP - Preferred vi	40,360,000	2,848,122	-	-	-	2,508,122
	$867,153,966	$41,294,360	$2,891,640	$-	$(25,183,118)	$63,745,762

i.	Is not an affiliate as of August 31, 2018. Was an affiliate during the period ended August 31, 2018.
ii.	NuStar GP LP Holdings merged with NuStar Energy LP on July 20, 2018.
iii.	Rice Midstream Partners LP merged with EQT Midstream Partners, LP on July 23, 2018.
iv.	Tallgrass Energy GP LP merged with Tallgrass Energy Partners LP effective June 30, 2018.
v.	Name changed from Tallgrass Energy GP LP effective July 2, 2018.
vi.	An affiliate due to the Manager sitting on the board.

2.	Foreign security denominated in U.S. dollars.

3.	Restricted security. The aggregate value of restricted securities at period end was $40,360,000, which represents 1.1% of the Fund’s net assets. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
GPM Petroleum LP - Preferred	1/12/2016	$30,095,418	$40,360,000	$10,264,582

4.	The value of this security was determined using significant unobservable inputs.

See accompanying Notes.

10 OPPENHEIMER STEELPATH MLP SELECT 40 FUND

Oppenheimer SteelPath MLP Funds Trust

STATEMENTS OF INVESTMENTS August 31, 2018 (Unaudited)

Notes to Statements of Investments

1. Organization

Oppenheimer SteelPath MLP Funds Trust (the “Trust”) is comprised of four separate series (collectively, the “Funds” and each individually a “Fund”). The Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Fund, and Oppenheimer SteelPath MLP Alpha Plus Fund are non-diversified funds under the Act. Oppenheimer SteelPath MLP Select 40 Fund is a diversified fund under the Act. Each Fund’s investment objective is to seek total return. The Funds’ investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or “Oppenheimer”).

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with a third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
MLP Investments and Related Entities	$3,313,725,849	$		$		$3,313,725,849
Common Stock	243,395,957					243,395,957
Preferred MLP Investments and Related Entities	15,660,000				68,315,200	83,975,200
Short-Term Investment	17,352,545					17,352,545
Total	$3,590,134,351	$			$68,315,200	$3,658,449,551

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs			Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$2,228,834,755		$-		$-	$2,228,834,755
Common Stock	247,961,330					247,961,330
Short-Term Investment	1,371,549					1,371,549
Total	$2,478,167,634	$		$		$2,478,167,634

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
MLP Investments and Related Entities	$3,238,339,059	$		$		$3,238,339,059
Common Stock	31,239,539					31,239,539
Preferred MLP Investments and Related Entities	18,755,160				67,527,169	86,282,329
Short-Term Investment	17,764,919					17,764,919
Total	$3,306,098,677	$			$67,527,169	$3,373,625,846

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$258,212,085	$	$	$258,212,085
Common Stock	28,859,926			28,859,926
Total	$287,072,011	$	$	$287,072,011

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Funds during the period.

There have been no transfers between pricing levels for any of the Funds.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Select 40 Fund	Income Fund
Beginning balance November 30, 2017	$63,866,976	$66,692,929
Transfers into Level 3 during the period	-	-
Change in unrealized appreciation/(depreciation)	9,112,144	10,189,441
Total realized gain/(loss)	-	-
Purchases	-	-
Sales	-	-
Payment in kind distributions	-	698,910
Conversion to common shares, at cost	-	(5,257,664)
Return of capital distributions	(4,663,920)	(4,796,447)
Transfers out of Level 3 during the period	-	-
Ending balance August 31, 2018	$68,315,200	$67,527,169

3. Investments and Risks

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Master Limited Partnerships. MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

MLPs are generally treated as publicly traded partnerships for federal income tax purposes. Any modification to federal income tax laws and related interpretations could cause a material decrease in the value of an MLP.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (“MLP”) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. The Fund’s MLP investments may include, but are not limited to: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; securities issued by MLP affiliates; and private investments in public equities (“PIPEs”) issued by MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

4. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Adviser, OFI SteelPath, Inc. (a wholly-owned subsidiary of OppenheimerFunds, Inc.) and the Manager, announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

Item 2. Controls and Procedures.

a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 8/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

 /s/ Arthur P. Steinmetz

By: Arthur P. Steinmetz
Principal Executive Officer
Date 10/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Arthur P. Steinmetz

By: Arthur P. Steinmetz
Principal Executive Officer
Date 10/19/2018

/s/ Brian Petersen

By: Brian Petersen
Principal Financial Officer
Date 10/19/2018